Provisions and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions and contingencies [Line Items]
Tax litigation provisions
Proposed sanction amount	1,087
Proposed tax charge amount	348
Claimed amount	454
Softcaps Legal Proceedings [Member]
Provisions and contingencies [Line Items]
Labor and civil litigation	159	$ 58
Procaps Legal Proceedings [Member]
Provisions and contingencies [Line Items]
Labor litigation	156	$ 84
Contingencies [Member]
Provisions and contingencies [Line Items]
Proposed tax charge amount	$ 2,783